Impairment losses and goodwill - Key assumptions used to determine recoverable amounts - Tabular disclosure (Details) - Goodwill [member]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
France, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.80%	0.80%	0.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	6.00%	5.50%	6.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	7.80%	7.40%	9.10%
Spain, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.50%	1.50%	1.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.00%	8.60%	7.80%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.80%	10.80%	9.70%
Poland, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.00%	1.00%	1.00%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	8.00%	8.30%	9.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	9.50%	9.70%	10.30%
Orange Belgium [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.50%	0.50%	0.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	6.80%	6.80%	6.80%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.60%	9.00%	9.60%
Orange Romania [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	2.30%	2.30%	2.30%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	8.30%	8.80%	9.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	9.30%	9.90%	10.50%
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	4.00%	4.00%	4.00%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	13.80%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	16.10%
Orange Egypt for Telecommunications and subsidiaries [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Post-tax value in use, internal plan, discounted cash flow (as a percent)		17.00%	16.50%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)		19.50%	18.30%
Orange Egypt for Telecommunications and subsidiaries [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Post-tax value in use, internal plan, discounted cash flow (as a percent)		13.50%	13.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)		16.00%	14.80%
Enterprise, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.30%	0.30%	0.30%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.50%	7.50%	7.80%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	10.20%	10.70%	12.10%